Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Shareholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,600,000,000	2,600,000,000
Common stock, shares issued	327,600,000	349,700,000
Common stock, shares outstanding	327,600,000	349,700,000